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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07404
Invesco Van Kampen California Value Municipal Income Trust
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices)   (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 11/30/11

Item 1. Schedule of Investments.

Invesco Van Kampen California Value
Municipal Income Trust
Quarterly Schedule of Portfolio Holdings
November 30, 2011

invesco.com/us	VK-CE-CAVMI-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—170.21%
California—164.21%
Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	$2,000	$2,079,100
Alhambra (City of) Atherton Baptist Homes; Series 2010 A, RB	7.50%	01/01/30	1,725	1,799,020
Anaheim (City of) Redevelopment Agency (Anaheim Merged Redevelopment Area) Series 2007 A, Ref. Tax Allocation RB (INS-AGM) (a)(b)	5.00%	02/01/31	4,250	4,255,313
Apple Valley Redevelopment Agency (Area No. 2); Series 2007, Tax Allocation RB (INS-AMBAC) (a)	5.00%	06/01/37	3,620	3,002,718
Banning Community Redevelopment Agency (Merged Downtown); Series 2003, Tax Allocation RB (INS-Radian) (a)	5.00%	08/01/23	2,790	2,689,420
Bay Area Toll Authority (San Francisco Bay Area);
Series 2007 F, Toll Bridge RB (b)	5.00%	04/01/31	6,000	6,304,560
Series 2009 F-1, Toll Bridge RB (b)	5.13%	04/01/39	4,500	4,710,735
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/28	3,000	1,361,700
Brea & Olinda Unified School District; Series 2002 A, Ref. COP (INS-AGM) (a)	5.50%	08/01/20	1,510	1,530,717
Brea Redevelopment Agency (Redevelopment Project AB); Series 2001 A, Ref. Tax Allocation RB (INS-AMBAC) (a)	5.50%	08/01/20	3,535	3,540,232
California (State of) Department of Veterans Affairs; Series 2007 A, Home Purchase RB (b)(d)	4.95%	12/01/37	9,000	8,593,560
California (State of) Department of Water Resources; Subseries 2005 F-5, RB	5.00%	05/01/22	2,000	2,260,480
California (State of) Educational Facilities Authority (California College of the Arts); Series 2005, RB	5.00%	06/01/35	2,000	1,698,520
California (State of) Educational Facilities Authority (Chapman University); Series 2011, RB	5.00%	04/01/31	1,250	1,275,625
California (State of) Educational Facilities Authority (Claremont McKenna College); Series 2007, RB (b)	5.00%	01/01/38	7,480	7,755,488
California (State of) Educational Facilities Authority (OTIS College of Art and Design - Goldsmith Campus); Series 1999 B, RB	5.25%	04/01/24	1,445	1,400,263
California (State of) Educational Facilities Authority (Pitzer College); Series 2009, RB	5.38%	04/01/34	2,000	2,053,900
California (State of) Educational Facilities Authority (University of Southern California); Series 2009 B, RB (b)	5.25%	10/01/39	10,200	10,964,898
California (State of) Health Facilities Financing Authority (Adventist Health System/West); Series 2009 A, RB	5.75%	09/01/39	2,500	2,610,075
California (State of) Health Facilities Financing Authority (Catholic Healthcare West);
Series 2009 A, RB	6.00%	07/01/39	2,500	2,684,650
Series 2011 A, RB	5.25%	03/01/41	1,000	991,790
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2009, RB	5.00%	08/15/39	4,000	3,931,960
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (a)	5.25%	07/01/38	2,000	1,956,440
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2008 C, RB	6.50%	10/01/33	3,000	3,420,450
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	3,500	3,530,800
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB	5.25%	11/15/40	3,000	3,116,640
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	2,000	2,193,220
California (State of) Housing Finance Agency; Series 1997 A, MFH RB (INS-NATL) (a)(d)	5.85%	08/01/17	2,005	2,006,644
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP	5.25%	02/01/37	2,500	2,184,750
California (State of) Municipal Finance Authority (Eisenhower Medical Center); Series 2010 A, RB	5.75%	07/01/40	2,100	2,060,877
California (State of) Municipal Finance Authority (High Tech-Chula Vista); Series 2008 B, RB (e)	6.00%	07/01/28	1,000	910,000
California (State of) Pollution Control Financing Authority (San Diego Gas & Electric); Series 1996 A, Ref. PCR (INS-NATL) (a)	5.90%	06/01/14	1,000	1,116,590
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
California (State of) Pollution Control Financing Authority (San Jose Water Co.); Series 2010 A, RB	5.10%	06/01/40	$2,450	$2,457,546
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2005 C, Solid Waste Disposal RB (d)(f)	5.13%	11/01/23	2,000	2,055,020
California (State of) Rural Home Mortgage Finance Authority (Mortgage-Backed Securities Program);
Series 2000 B, Single Family Mortgage RB (CEP-GNMA) (d)	6.15%	06/01/20	15	15,894
Series 2000 B, Single Family Mortgage RB (CEP-GNMA) (d)	6.25%	12/01/31	30	30,329
California (State of) Statewide Communities Development Authority (Adventist Health); Series 2005 A, RB	5.00%	03/01/19	1,825	1,913,476
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	2,000	2,011,460
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	1,250	1,110,775
California (State of) Statewide Communities Development Authority (CHF — Irvine, L.L.C. — UCI East Campus Apartments, Phase II); Series 2008, Student Housing RB	5.75%	05/15/32	2,500	2,510,625
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/30	2,150	2,212,371
California (State of) Statewide Communities Development Authority (Enlo Medical Center); Series 2008, RB (INS-CA MTG) (a)	6.25%	08/15/28	2,750	2,978,607
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2007 A, RB (e)	5.13%	04/01/37	1,500	1,261,605
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	2,000	2,316,900
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP-FHA)	6.75%	02/01/38	2,000	2,275,780
California (State of) Statewide Communities Development Authority (Senior Living Southern California); Series 2009, RB	7.25%	11/15/41	2,000	2,145,180
California (State of) Statewide Communities Development Authority (Trinity Health Credit Group); Series 2011, Ref. RB	5.00%	12/01/41	5,025	5,026,960
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,150	1,266,426
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/35	2,000	2,232,480
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/38	1,565	1,732,330
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	3,000	3,503,610
Series 2010, Unlimited Tax GO Bonds	5.25%	11/01/40	2,500	2,554,350
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/32	2,250	2,304,810
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	3,000	2,992,860
California County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2006, Tobacco Settlement Asset-Backed RB	5.45%	06/01/28	3,000	2,509,170
California State University; Series 2009 A, Systemwide RB	5.25%	11/01/38	3,000	3,122,250
Carson Redevelopment Agency; Series 2003 A, Ref. Tax Allocation RB (INS-NATL) (a)	5.00%	10/01/23	2,000	2,044,400
Cathedral (City of) Public Financing Authority;
Series 2000 A, CAB RB (INS-NATL) (a)(c)	0.00%	08/01/27	1,085	391,935
Series 2000 A, CAB RB (INS-NATL) (a)(c)	0.00%	08/01/28	1,085	363,735
Series 2000 A, CAB RB (INS-NATL) (a)(c)	0.00%	08/01/30	1,085	311,070
Series 2000 A, CAB RB (INS-NATL) (a)(c)	0.00%	08/01/31	1,085	289,825
Series 2000 A, CAB RB (INS-NATL) (a)(c)	0.00%	08/01/32	1,085	269,937
Series 2000 A, CAB RB (INS-NATL) (a)(c)	0.00%	08/01/33	1,085	251,308
Chula Vista (City of) Industrial Development Revenue (San Diego Gas); Series 1996 A, IDR	5.30%	07/01/21	2,000	2,116,100
Colton Redevelopment Agency (Mount Vernon Corridor Project); Series 1999, Tax Allocation RB	6.30%	09/01/36	2,000	1,869,460
Compton (City of); Series 2009, Water Revenue RB	6.00%	08/01/39	1,750	1,797,932
Daly (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier RB	6.50%	12/15/47	1,950	1,812,700
Desert Hot Springs Redevelopment Agency (Merged Redevelopment); Series 2008 A-2, Tax Allocation RB	5.75%	09/01/38	2,000	1,483,660
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB	5.00%	06/01/36	1,980	2,111,967
Eden (Township of) Healthcare District; Series 2010, Hospital COP	6.00%	06/01/30	1,500	1,501,485
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
El Cerrito (City of) Redevelopment Agency; Series 1998 B, Tax Allocation RB (INS-NATL) (a)(d)	5.25%	07/01/15	$790	$819,633
Emeryville (City of) Public Financing Authority (Shellmound Park Redevelopment & Housing); Series 1998 B, RB (INS-NATL) (a)	5.00%	09/01/19	1,000	1,000,370
Florin (City of) Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS-NATL) (a)	5.00%	09/01/33	5,155	4,654,398
Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS-AMBAC) (a)	5.00%	09/01/28	3,000	2,833,770
Foothill-De Anza Community College District; Series 2011 C, Unlimited Tax GO Bonds	5.00%	08/01/40	6,600	6,964,650
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, Senior Lien CAB RB (c)(g)(h)	0.00%	01/01/27	2,950	1,762,124
Series 1999, Ref. CAB RB (c)	0.00%	01/15/31	5,000	1,441,550
Garden Grove Agency for Community Development; Series 2008, Sub. RB (Acquired 05/27/08; Cost $1,589,666) (e)	6.00%	10/01/27	1,825	1,559,974
Irvine (City of) Public Facilities & Infrastructure Authority; Series 2002 B, Special Assessment Bonds (INS-AMBAC) (a)	5.00%	09/02/22	2,845	2,853,563
La Quinta (City of) Redevelopment Agency;
Series 2002, Tax Allocation Bonds (INS-AMBAC) (a)	5.00%	09/01/22	1,420	1,456,650
Series 2002, Tax Allocation Bonds (INS-AMBAC) (a)	5.13%	09/01/32	1,500	1,422,765
Lancaster (City of) Redevelopment Agency (Combined Redevelopment); Series 2009, Tax Allocation Bonds	6.88%	08/01/39	1,000	1,026,130
Lathrop (City of) Mossdale Village Assessment District; Series 2005, RB	5.00%	09/02/25	1,000	894,190
Long Beach (City of) (Long Beach Towne Center); Series 2008, Special Tax RB	5.75%	10/01/25	2,000	2,040,560
Long Beach (City of); Series 2010 A, Sr. Airport RB	5.00%	06/01/40	1,590	1,576,867
Los Angeles (City of) (Sonnenblick Del Rio); Series 2000, Sr. COP (INS-AMBAC) (a)	6.00%	11/01/19	3,000	3,007,380
Los Angeles (City of) (Unified School District); Series 2009 D, Unlimited Tax GO Bonds	5.00%	01/01/34	2,000	2,083,820
Los Angeles (City of) Community Redevelopment Agency (Grand Central Square- Los Angeles County Metropolitan Transportation Authority); Series 2007 B, Ref. MFH RB (INS-AMBAC) (a)(d)	4.75%	12/01/26	2,215	1,898,410
Los Angeles (City of) County Schools Regionalized Business Services Corp;
Series 1999 A, CAB COP (INS-AMBAC) (a)(c)	0.00%	08/01/26	1,200	432,744
Series 2003 A, COP (CEP-FHA)	5.00%	09/01/28	1,250	1,266,125
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2008 C, Sub. RB	5.13%	05/15/33	1,230	1,271,599
Series 2010 A, Sr. RB	5.00%	05/15/35	3,000	3,161,670
Series 2010 D, Sr. RB (b)	5.25%	05/15/33	10,000	10,774,000
Los Angeles (City of) Department of Water & Power;
Series 2008 A-1, Power System RB (b)	5.25%	07/01/38	4,000	4,252,320
Series 2009 A, RB	5.38%	07/01/38	2,000	2,164,960
Series 2011 A, Power System RB	5.00%	07/01/22	4,800	5,704,560
Subseries 2008 A-1, Power System RB	5.25%	07/01/38	3,000	3,189,240
Los Angeles Community College District (Election of 2003);
Series 2008 F-1, Unlimited Tax GO Bonds (b)	5.00%	08/01/33	5,000	5,225,850
Series 2008 F-1, Unlimited Tax GO Bonds	5.00%	08/01/33	3,000	3,135,510
Los Angeles Unified School District (Election of 2004); Series 2009-I, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	01/01/34	2,450	2,552,679
Mendocino (County of) (County Public Facilities Corp); Series 2000, COP (INS-NATL) (a)	5.25%	06/01/30	2,000	1,840,020
Metropolitan Water (District of) Southern California; Series 2003 B-2, RB (g)(h)	5.00%	10/01/13	1,900	2,059,543
Montclair Redevelopment Agency (Hacienda Mobile Home Park); Series 2002, RB	6.00%	11/15/22	2,000	2,027,440
Morongo Band of Mission Indians (The) (Enterprise Casino);
Series 2008 B, RB (e)	5.50%	03/01/18	1,850	1,798,977
Series 2008 B, RB (e)	6.50%	03/01/28	2,175	2,039,106
National City Community Development Commission (National City Redevelopment); Series 2004 A, Tax Allocation RB (INS-AMBAC) (a)	5.50%	08/01/32	1,730	1,703,618
Needles Public Utility Authority (Utility System Acquisition); Series 1997 A, RB	6.50%	02/01/22	2,000	1,973,500
Oakland (Port of) Joint Powers Financing Authority (Fruitvale Transit Village); Series 2001 B, VRD RB (LOC-Citibank N.A.) (i)(j)	0.12%	07/01/33	2,530	2,530,000
Oakland (Port of);
Series 2002 N, Ref. RB (d)(g)(h)	5.00%	11/01/12	175	182,310
Series 2002 N, Ref. RB (INS-NATL) (a)(d)	5.00%	11/01/22	2,325	2,345,460
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Orange (County of); Series 2009 A, Airport RB	5.00%	07/01/31	$1,000	$1,046,510
Oxnard Union High School District; Series 2001 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	6.20%	08/01/30	1,000	1,076,430
Palm Desert (County of) Financing Authority (Area No. 2); Series 2002 A, Ref. Tax Allocation RB (INS-NATL) (a)	5.00%	08/01/21	1,230	1,196,827
Palm Springs (City of) (Palm Springs International Airport);
Series 2006, Ref. Sub. Airport Passenger Facilities Charge RB (d)	5.45%	07/01/20	250	229,983
Series 2006, Ref. Sub. Airport Passenger Facilities Charge RB (d)	5.55%	07/01/28	475	404,282
Series 2008, Ref. Sub. Airport Passenger Facilities Charge RB (d)	6.00%	07/01/18	250	247,698
Series 2008, Ref. Sub. Airport Passenger Facilities Charge RB (d)	6.40%	07/01/23	250	237,620
Series 2008, Ref. Sub. Airport Passenger Facilities Charge RB (d)	6.50%	07/01/27	530	497,564
Palomar Pomerado Health Care District; Series 2009, COP	6.75%	11/01/39	2,000	2,051,800
Perris (City of) Public Financing Authority (Perris Valley Vistas IA 3); Series 2008 B, Local Agency Special Tax RB	6.63%	09/01/38	2,000	2,026,080
Perris (City of) Public Financing Authority;
Series 2002 A, Tax Allocation RB (INS-NATL) (a)	5.00%	10/01/31	1,000	983,260
Series 2006, Tax Allocation RB	5.35%	10/01/36	4,350	3,633,598
Pico Rivera (County of) Water Authority; Series 1999 A, RB (INS-NATL) (a)	5.50%	05/01/19	1,000	1,064,330
Rancho Cordova Community Facilities District (Sunridge Anatolia); Series 2003, Special Tax RB	6.00%	09/01/24	2,000	2,011,060
Rancho Cucamonga Redevelopment Agency; Series 1999, Ref. Tax Allocation RB (INS-AGM) (a)	5.25%	09/01/20	1,000	1,001,220
Rancho Mirage Redevelopment Agency (Redevelopment Plan — 1984);
Series 2001 A-1, Tax Allocation RB (INS-NATL) (a)	5.00%	04/01/26	1,220	1,185,267
Series 2001 A-E, Tax Allocation RB (INS-NATL) (a)	5.25%	04/01/33	2,540	2,419,274
Redlands Redevelopment Agency; Series 1998 A, Ref. Tax Allocation RB (INS-NATL) (a)	4.75%	08/01/21	3,800	3,604,566
Redwood (City of) School District (Election of 2002); Series 2002, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	07/15/23	4,000	4,084,280
Regents of the University of California;
Series 2009 E, Medical Center Pooled RB	5.50%	05/15/27	2,500	2,694,050
Series 2009 O, General RB (b)	5.25%	05/15/39	7,500	7,987,275
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	2,000	2,168,060
Riverside (County of) Community College District (Election 2004); Series 2007, Unlimited Tax GO Bond (INS-AGM) (a)(b)	5.00%	08/01/32	5,000	5,177,950
Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB	5.00%	06/01/32	1,500	1,567,050
RNR School Financing Authority (Community Facilities District No. 92-1); Series 2006 A, Special Tax RB (INS-AMBAC) (a)	5.00%	09/01/36	2,000	1,841,400
Roseville Joint Union High School District; Series 1995 B, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(c)	0.00%	06/01/20	1,650	1,085,304
Sacramento (City of) Municipal Utility District;
Series 2008 U, Electric RB (INS-AGM) (a)(b)	5.00%	08/15/24	4,960	5,461,605
Series 2008 U, Electric RB (INS-AGM) (a)(b)	5.00%	08/15/26	10,000	10,787,100
Series 2011 X, Ref. RB	5.00%	08/15/27	2,050	2,219,473
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2008 A, Ref. VRD Sub. Lien RB (LOC-JPMorgan Chase Bank, N.A.) (i)(j)	0.08%	12/01/36	495	495,000
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,000	2,018,680
Salinas Valley Solid Waste Authority;
Series 2002, RB (INS-AMBAC) (a)(d)	5.25%	08/01/27	1,000	994,120
Series 2002, RB (INS-AMBAC) (a)(d)	5.25%	08/01/31	2,000	1,915,860
San Bernardino Joint Powers Financing Authority (Police Station, South Valle Refundings and 201 Building); Series 1999, Ref. COP (INS-NATL) (a)	5.50%	09/01/20	1,720	1,720,688
San Diego (County of) Public Facilities Financing Authority; Series 2009 B, Water RB	5.38%	08/01/34	5,000	5,410,450
San Diego (County of) Redevelopment Agency; Series 1999 A, RB	6.40%	09/01/25	2,500	2,500,700
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	3,000	3,044,850
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (b)	5.25%	08/01/33	5,000	5,424,500
San Dimas (County of) Redevelopment Agency; Series 1998 A, Tax Allocation RB (INS-AGM) (a)	5.00%	09/01/16	560	561,831
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
San Francisco (City & County of) Airport Commission (SFO Fuel Company LLC); Series 2000 A, Special Facilities Lease RB (INS-AGM) (a)(d)	6.13%	01/01/27	$1,660	$1,662,141
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Second Series 2001 27-A, RB (INS-NATL) (a)(d)	5.25%	05/01/31	1,290	1,289,936
Second Series 2011 C, Ref. RB (d)	5.00%	05/01/33	2,150	2,311,873
Second Series 2011 F, Ref. RB (d)	5.00%	05/01/25	4,000	4,172,320
Second Series 2011 G, RB	5.25%	05/01/28	3,000	3,244,080
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB	5.00%	11/01/36	4,800	5,035,200
San Francisco (City & County of) Redevelopment Agency (Mission Bay North Redevelopment); Series 2011 C, RB	6.50%	08/01/27	400	432,808
San Francisco (City of) Bay Area Rapid Transit District; Series 2010, Ref. RB	5.00%	07/01/28	1,000	1,102,200
Sanger Unified School District; Series 1999, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.60%	08/01/23	2,000	2,153,980
Santa Ana Unified School District (Financing Project); Series 1999, CAB COP (INS-AGM) (a)(c)	0.00%	04/01/36	1,000	205,200
Santa Clara (County of) Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB (b)	5.25%	05/15/36	10,000	10,521,900
Sierra View Local Health Care District; Series 2007, RB	5.25%	07/01/32	2,000	1,947,140
South Orange (County of) Public Financing Authority; Series 1999, Reassessment RB (INS-AGM) (a)	5.80%	09/02/18	3,305	3,342,181
South Tahoe Financing Authority (South Tahoe Redevelopment Project Area No. 1);
Series 2004 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/29	1,640	1,655,203
Series 2005 A, Ref. RB (INS-AMBAC) (a)	5.00%	10/01/28	2,250	2,024,437
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011-1, RB	5.25%	07/01/29	2,100	2,318,673
Series 2011-1, RB	5.25%	07/01/31	2,100	2,275,035
Southern California Public Power Authority (Southern Transmission); Series 2000 A, VRD Ref. Sub. RB (INS-AGM) (a)(i)	0.09%	07/01/23	2,500	2,500,000
Southern California Public Power Authority; Series 1989, RB	6.75%	07/01/12	5,000	5,175,850
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	3,000	2,092,350
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	4,650	3,054,306
Torrance (City of) (Torrance Memorial Medical Center); Series 2010 A, RB	5.00%	09/01/40	1,500	1,467,420
Turlock (City of) Health Facilities (Emanuel Medical Center);
Series 2007 A, COP	5.13%	10/15/31	1,000	858,670
Series 2007 B, COP	5.13%	10/15/37	1,000	822,350
Tustin (City of) Public Financing Authority; Series 2011 A, Water RB	5.00%	04/01/36	2,500	2,616,600
Twin Rivers Unified School District (School Facility Bridge Funding Program);
Series 2007, COP (INS-AGM) (a)(f)(g)	3.50%	05/31/13	2,000	2,001,740
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (c)	0.00%	04/01/14	1,500	1,415,250
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,000	2,991,870
Vista Unified School District (Election of 2002); Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	08/01/28	2,185	2,290,776
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(c)	0.00%	08/01/25	5,000	2,191,300
Woodland Finance Authority (Capital Projects); Series 2002, Ref. Lease RB (INS-SGI) (a)	5.00%	03/01/25	2,000	2,062,460

				441,388,342

Guam—1.69%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.38%	12/01/24	2,900	2,979,460
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	1,500	1,558,875

				4,538,335

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico—1.76%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 AAA, RB	5.25%	07/01/29	$1,500	$1,544,310
Series 2010 XX, RB	5.25%	07/01/40	1,150	1,154,278
Puerto Rico Sales Tax Financing Corp.; First Sub-Series 2010 C, RB	5.25%	08/01/41	2,000	2,042,440

				4,741,028

Virgin Islands—2.55%
Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	2,740	2,745,781
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diago); Series 2009 A, RB	6.63%	10/01/29	2,000	2,132,580
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	2,000	1,989,360

				6,867,721

TOTAL INVESTMENTS(k)—170.21% (Cost $452,074,557)				457,535,426

FLOATING RATE NOTE OBLIGATIONS—(23.74)%
Notes with interest rates ranging from 0.14% to 0.34% at 11/30/11 and contractual maturities of collateral ranging from 08/15/24 to 10/01/39 (See Note 1F)(l)				(63,805,000)
OTHER ASSETS LESS LIABILITIES—1.89%				5,070,487
PREFERRED SHARES—(48.36)%				(130,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$268,800,913

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BAN	—Bond Anticipation Notes
CAB	—Capital Appreciation Bonds
CA MTG	—California Mortgage Insurance
CEP	—Credit Enhancement Provider
COP	—Certificates of Participation
FHA	—Federal Housing Administration
GNMA	—Government National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
LOC	—Letter of Credit
MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
Radian	—Radian Asset Assurance, Inc.
RB	—Revenue Bonds
Ref.	—Refunding
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
VRD	—Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1F.

(c)	Zero coupon bond issued at a discount.

(d)	Security subject to the alternative minimum tax.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $7,569,662, which represented 2.82% of the Trust’s Net Assets.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(i)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guarantee Municipal Corp.	9.7%
National Public Finance Guarantee Corp.	9.6
American Municipal Bond Assurance Corp.	6.3

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2011. At November 30, 2011, the Trust’s investments with a value of $110,487,830 are held by Dealer Trusts and serve as collateral for the $63,805,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Van Kampen California Value Municipal Income Trust

D.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
E.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

F.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
Invesco Van Kampen California Value Municipal Income Trust

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$457,535,426	$—	$457,535,426

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2011 was $66,767,383 and $69,133,819, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$17,020,895

Aggregate unrealized (depreciation) of investment securities	(10,728,384)

Net unrealized appreciation of investment securities	$6,292,511

Cost of investments for tax purposes is $451,242,915
Invesco Van Kampen California Value Municipal Income Trust

Item 2. Controls and Procedures.
(a)	As of December 15, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen California Value Municipal Income Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: January 27, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: January 27, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: January 27, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.